UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Clover Partners, L.P.
Address: 100 Crescent Court
         Suite 575
         Dallas, Texas  75201

13F File Number:  028-11032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Samuel S. Moore
Title:     Partner
Phone:     214.273.5200

Signature, Place, and Date of Signing:

 /s/ Samuel S. Moore     Dallas, Texas/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $138,350 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BEACON FED BANCORP INC         COM              073582108     4076   293865 SH       SOLE                   293865
BROOKLINE BANCORP INC DEL      COM              11373M107    10378  1229621 SH       SOLE                  1229621
CAPE BANCORP INC               COM              139209100      844   107459 SH       SOLE                   107459
CAPITOL FED FINL INC           COM              14057J101     1409   122083 SH       SOLE                   122083
CFS BANCORP INC                COM              12525D102      237    54920 SH       SOLE                    54920
CHICOPEE BANCORP INC           COM              168565109     7022   498018 SH       SOLE                   498018
ESSA BANCORP INC               COM              29667D104     2275   217253 SH       SOLE                   217253
FOX CHASE BANCORP INC NEW      COM              35137T108     6897   546079 SH       SOLE                   546079
HAMPDEN BANCORP INC            COM              40867E107      146    12340 SH       SOLE                    12340
HERITAGE FINL GROUP INC        COM              42726X102     8451   716173 SH       SOLE                   716173
HUDSON CITY BANCORP            COM              443683107     1563   250000 SH       SOLE                   250000
INVESTORS BANCORP INC          COM              46146P102     7086   525653 SH       SOLE                   525653
NORTHWEST BANCSHARES INC MD    COM              667340103     5020   403499 SH       SOLE                   403499
OBA FINL SVCS INC              COM              67424G101     2393   166860 SH       SOLE                   166860
OMNIAMERICAN BANCORP INC       COM              68216R107    12259   780801 SH       SOLE                   780801
ORITANI FINL CORP DEL          COM              68633D103     8700   681279 SH       SOLE                   681279
PEOPLES UNITED FINANCIAL INC   COM              712704105     9464   736479 SH       SOLE                   736479
SI FINL GROUP INC MD           COM              78425V104     1333   135293 SH       SOLE                   135293
SOUTHERN CONN BANCORP INC      COM              84264A102      226   118200 SH       SOLE                   118200
TERRITORIAL BANCORP INC        COM              88145X108     9258   468775 SH       SOLE                   468775
UNITED FINANCIAL BANCORP INC   COM              91030T109     7720   479799 SH       SOLE                   479799
VIEWPOINT FINL GROUP INC MD    COM              92672A101    24017  1846075 SH       SOLE                  1846075
WESTFIELD FINANCIAL INC NEW    COM              96008P104     7576  1029281 SH       SOLE                  1029281